Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Property, plant and equipment

23    Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at the historical cost of acquisition or construction less accumulated depreciation and any recognized impairment losses. Historical cost includes expenditures that are directly attributable to the acquisition and construction of the assets.

Subsequent costs are included in the asset’s carrying amount, or recognized as a separate asset as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and they can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the income statement during the reporting period in which they are incurred.

Replacement costs are included in the carrying amount of the asset when it is probable that the Company will realize future economic benefits in excess of the benefits expected from the asset in its current condition. Replacement costs are depreciated over the remaining useful life of the related asset.

Land is not depreciated. Depreciation of other assets is calculated using the straight-line method to reduce their costs to their residual values over their estimated useful lives.

The assets' residual values and useful lives are reviewed annually and adjusted if appropriate.

An asset's carrying amount is reduced to its recoverable amount when it is greater than the estimated recoverable amount, in accordance with the criteria adopted by the Company in order to determine the recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within "Other income and expenses, net" in the income statement.

Loans and financing costs directly related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and costs can be measured reliably.

Stripping costs

In its surface mining operations, the Company must remove overburden and other waste to gain access to mineral ore deposits. The removal process is referred to as stripping. During the development of a mine, before production commences, when the stripping activity improves access to the ore body, the component of the ore body for which access has been improved can be identified and the costs can be measured reliably, a stripping activity asset is capitalized as part of the investment in the construction of the mine, accounted for as part of property, plant and equipment, and subsequently depreciated over the life of the mine on a units of production basis.

Stripping costs incurred during the production phase of operations are treated as a production cost that forms part of the cost of inventory.

Exploration and development costs

Refer to note 8 for the Company’s accounting policy related to exploration and development costs for mining projects.

Asset retirement obligation

An asset retirement obligation is an obligation related to the permanent removal from service of a tangible long-lived asset that results from the acquisition, construction or development, or the normal operations of a tangible long-lived asset.  At the initial recognition of an asset retirement obligation and at the periodical revisions of the expected disbursements and the discount rate, the changes in the liability are charged to property, plant and equipment.

The capitalized amount recognized in property, plant and equipment is depreciated based on the useful life of the underlying asset. Any reduction in the provision that exceeds the carrying amount of the asset, is immediately recognized in the income statement as "Other income and expenses, net".

Impairment

Refer to note 31 for the Company's accounting policy related to impairment of property, plant and equipment.

(a)    Changes in the year

	2019
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement
	buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	1,002,885	2,357,254	349,069	175,506	243,629	51,142	4,179,485
Accumulated depreciation	(452,560)	(1,554,728)	—	(91,874)	(86,904)	(24,968)	(2,211,034)
Net balance	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Additions (i) (ii)	47	508	410,253	776	1,529	32	413,145
Disposals	(569)	(2,388)	(315)	—	(88)	(2,833)	(6,193)
Depreciation	(50,295)	(134,092)	—	(5,971)	(2,297)	(1,418)	(194,073)
Impairment loss - Note 31	(15,225)	(27,458)	—	—	—	—	(42,683)
Foreign exchange effect	(11,169)	(13,431)	(9,801)	(2,115)	—	(718)	(37,234)
Transfers - Note 24 (a)	65,545	129,167	(214,114)	—	12,239	2,381	(4,782)
Reclassification – note 5(a)	—	(2,278)	—	—	—	—	(2,278)
Remeasurement of asset retirement obligation	—	—	—	28,337	—	—	28,337
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Cost	1,027,045	2,399,957	535,092	201,892	261,117	45,035	4,470,138
Accumulated depreciation	(488,386)	(1,647,403)	—	(97,233)	(93,009)	(21,417)	(2,347,448)
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Average annual depreciation rates %	4	7	—	5	8	—

	2018
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement
	buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	1,030,686	2,422,254	235,501	178,662	243,938	59,545	4,170,586
Accumulated depreciation	(453,140)	(1,504,433)	—	(101,527)	(85,455)	(29,517)	(2,174,072)
Net balance	577,546	917,821	235,501	77,135	158,483	30,028	1,996,514

Additions (i)	2,613	2,878	294,229	—	—	53	299,773
Disposals	(3,207)	(6,985)	(1,148)	—	—	(691)	(12,031)
Depreciation	(48,072)	(131,099)	—	(4,592)	(1,931)	(1,771)	(187,465)
Impairment loss	—	—	(3,283)	—	—	—	(3,283)
Foreign exchange effect	(42,117)	(58,574)	(28,827)	(9,688)	—	(2,637)	(141,843)
Transfers - Note 24 (a)	63,562	78,485	(147,403)	—	173	1,192	(3,991)
Remeasurement of asset retirement obligation	—	—	—	20,777	—	—	20,777
Balance at the end of the year	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Cost	1,002,885	2,357,254	349,069	175,506	243,629	51,142	4,179,485
Accumulated depreciation	(452,560)	(1,554,728)	—	(91,874)	(86,904)	(24,968)	(2,211,034)
Balance at the end of the year	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Average annual depreciation rates %	4	7	—	5	8	—
(i)	Additions include capitalized borrowing costs in the amount of USD 8,719 for the year ended December 31, 2019 (December 31, 2018 – USD 10,037).
(ii)	Increase in Assets and projects under construction is mainly due to the execution of Aripuanã project.